Restatement of Financial Statements (Details) - Schedule of statements of balance sheet - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet
Total assets	$ 401,477	$ 414,911		$ 293,873
Total current liabilities	72,598	63,978		62,858
Total liabilities	374,152	340,445		106,894
Shareholders’ equity
Preference shares – $0.0001 par value	13	13		13
Class A ordinary shares – $0.0001 par value	1	1		0
Additional paid-in-capital	687,692	682,671		668,178
Accumulated deficit	(660,381)	(608,219)		(481,212)
Total stockholders’ equity	27,325	74,466	$ 164,650	186,979	$ 191,480	$ 98,512
Total liabilities and shareholders’ equity	$ 401,477	$ 414,911		$ 293,873